Summary of Significant Accounting Policies - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue [Line Items]
Revenue	$ 43,269,569	$ 36,539,846	$ 36,598,667
Cost of revenue	34,009,809	26,964,611	28,636,850
Gross profit	$ 9,259,760	$ 9,575,235	7,961,817
Gross margin	21.00%	26.00%
Trading of electronic products [Member]
Schedule of Revenue [Line Items]
Revenue	$ 30,847,929	$ 21,968,315	31,332,376
Cost of revenue	27,229,379	19,560,393	27,765,707
Gross profit	$ 3,618,550	$ 2,407,922	$ 3,566,669
Gross margin	12.00%	11.00%	11.00%
Software Development [Member]
Schedule of Revenue [Line Items]
Revenue	$ 12,421,640	$ 14,571,531	$ 5,266,291
Cost of revenue	6,780,430	7,404,218	871,143
Gross profit	$ 5,641,210	$ 7,167,313	$ 4,395,148
Gross margin	45.00%	49.00%	83.00%
Engineering project [Member]
Schedule of Revenue [Line Items]
Revenue
Cost of revenue
Gross profit
Gross margin